Investments in and Advances to Affiliates (Schedule of Related Party Significant Operating Transactions and Schedule of Related Party Amount Due To and From) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2009
Notes to Financial Statements
Transactions: Sales	¥ 6,677
Transactions: Purchases	1,773
Transactions: Dividend income	¥ 188